Annual Total Returns - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2025
Fidelity Advisor Convertible Securities Fund - Class A
Bar Chart Table:
Annual Return 2015	(9.64%)
Annual Return 2016	5.71%
Annual Return 2017	9.31%
Annual Return 2018	(1.79%)
Annual Return 2019	28.21%
Annual Return 2020	42.16%
Annual Return 2021	9.74%
Annual Return 2022	(15.58%)
Annual Return 2023	11.05%
Annual Return 2024	13.60%
Fidelity Advisor Convertible Securities Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018